Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Acquisitions [Abstract]
Schedule of fair value of assets acquired and liabilities
March 31, 2021
Assets acquired:
Cash and cash equivalents	2,707,863
Goodwill	56,423,109
Property and equipment	23,518
Intangible assets	15,236,631
Accounts receivable	3,167,292
Prepaid expenses and other current assets	89,493
Total assets acquired	77,647,906
Borrowings	3,397,620
Accounts payable	1,293,922
Accrued expenses and other current liabilities	3,616,622
Net assets acquired	69,339,742

Schedule of intangible assets acquired and their estimated useful lives
	Fair value	Useful life
Customer relationships	9,614,578	3 years
Software platform	5,622,053	3 years
Total intangible assets	15,236,631

Schedule of operations of UberMedia Inc
Year ended December 2021
Revenues	50,110,360
Net loss	(21,422,321)